Consolidated Balance Sheets Details - Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015	Mar. 01, 2014
Balance Sheet Related Disclosures [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 10	$ 17
Number of Customers With a Balance Greater than 10% of Total Accounts Receivable	0	0